Average Annual Total Returns			12 Months Ended	60 Months Ended	99 Months Ended	120 Months Ended
		Oct. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class I
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return Before Taxes
Average Annual Return, Percent			6.82%	3.87%		3.62%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions
Average Annual Return, Percent	[1]		4.46%	2.41%		2.20%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[1]		4.01%	2.33%		2.14%
Class T
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class T Shares – Return Before Taxes
Average Annual Return, Percent	[2]		6.92%	3.89%		3.63%
Palmer Square Ultra-Short Duration Investment Grade Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.85%	2.57%	2.36%
Performance Inception Date		Oct. 07, 2016
Palmer Square Ultra-Short Duration Investment Grade Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[3]		3.56%	1.45%	1.36%
Palmer Square Ultra-Short Duration Investment Grade Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[3]		3.44%	1.49%	1.37%
Bloomberg U.S. Corporate 1-3 Year Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Corporate 1-3 Year Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.28%	2.16%		2.28%
Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			1.25%	(0.33%)	0.94%	1.35%
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.28%	2.48%	2.12%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
[2]	Class T shares commenced operations on February 29, 2024. The performance figures for Class T shares include the performance for the Class I shares for the periods prior to the inception date of Class T shares, adjusted for the difference in expenses related to Class I shares and Class T shares. Class I shares impose higher expenses than Class T shares.
[3]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.